Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Schedule Of Earnings Per Share Basic And Diluted By Common Class [Table Text Block]
	2011		2010		2009
Earnings:
Net income (numerator for basic and diluted calculations)	$546,045		$535,742		$372,996
Shares:
Weighted average outstanding shares (denominator for basic calculations)
		73,586		73,157		72,790
Equivalent shares from outstanding stock options and warrants	522		1,537		537
Diluted shares (denominator for diluted calculations)	74,108		74,694		73,327
Earnings per share:
Basic	$7.42		$7.32		$5.12
Diluted	$7.37		$7.17		$5.09